UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22240

Partners Group Private Equity (Institutional), LLC

(Exact name of registrant as specified in charter)
c/o Partners Group (USA) Inc.
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC

(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2014
(Unaudited)

(Including the Consolidated Financial Statements of
Partners Group Private Equity (Master Fund), LLC)

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2014 (Unaudited)

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Statement of Assets, Liabilities and Members’ Equity – September 30, 2014 (Unaudited)

Assets
Investment in Partners Group Private Equity (Master Fund), LLC, at fair value (cost $82,688,196)	$111,692,057
Receivable for interests repurchased by Partners Group Private Equity (Master Fund), LLC	1,009,622
Interest receivable	6

Total Assets	$112,701,685

Liabilities
Repurchase amounts payable	$1,009,513
Accounting and administration fees payable	12,741
Professional fees payable	12,250
Custodian fees payable	400
Registration fees payable	50
Other expenses payable	1,769

Total Liabilities	$1,036,723

Members' Equity	$111,664,962

Members' Equity consists of:
Members' Equity Paid-in	$86,115,621
Accumulated net investment income	2,125,355
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency translation	9,662,999
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	16,652,742
Accumulated Adviser's Incentive Allocation	(2,891,755)

Total Members' Equity	$111,664,962

Number of Outstanding Units	6,539,423

Net Asset Value per Unit	$17.08

The accompanying notes are an integral part of these Financial Statements.

1

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Statement of Operations – For the Six Months Ended September 30, 2014 (Unaudited)

Fund Investment Income	$36

Fund Operating Expenses
Accounting and administration fees	36,986
Professional fees	3,500
Registration fees	2,250
Custodian fees	1,200
Other expenses	12,550
Total Operating Expenses	56,486

Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC
Investment Income	1,283,243
Expenses	(775,237)
Total Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC	508,006

Net Investment Income	451,556

Net Realized Gain and Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency Allocated from Partners Group Private Equity (Master Fund), LLC
Net realized gain from investments and forward foreign currency contracts	216,230
Net realized gain distributions from primary and secondary investments	2,855,802
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	3,424,035

Net Realized Gain and Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency Allocated from Partners Group Private Equity (Master Fund), LLC	6,496,067

Adviser's Incentive Allocation Allocated from Partners Group Private Equity (Master Fund), LLC	(700,376)

Net Increase in Members' Equity from Operations	$6,247,247

The accompanying notes are an integral part of these Financial Statements.

2

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Statements of Changes in Members’ Equity – For the Periods Ended March 31, 2014 and September 30, 2014 (Unaudited)

Members’ Equity
Members' Equity at March 31, 2013	$49,279,424
Capital contributions	32,393,527
Capital tenders	(8,334,444)
Net investment income	1,316,891
Net realized gain from investments and forward foreign currency contracts	1,201,771
Net realized gain on foreign currency translation	323
Net realized gain distributions from primary and secondary investments	3,073,798
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	4,042,644
Adviser's Incentive Allocation	(973,099)

Members' Equity at March 31, 2014	$82,000,835
Capital contributions	24,588,411
Capital tenders	(1,177,109)
Early repurchase fees	5,578
Net investment income	451,556
Net realized gain from investments and forward foreign currency contracts	216,230
Net realized gain distributions from primary and secondary investments	2,855,802
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	3,424,035
Adviser's Incentive Allocation	(700,376)

Members' Equity at September 30, 2014	$111,664,962

Units outstanding at March 31, 2013	3,498,482
Units sold	2,150,209
Units repurchased	(547,252)
Units outstanding at March 31, 2014	5,101,439
Units sold	1,507,249
Units repurchased	(69,265)
Units outstanding at September 30, 2014	6,539,423

The accompanying notes are an integral part of these Financial Statements.

3

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Statement of Cash Flows – For the Six Months Ended September 30, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$6,247,247
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Purchases of interests in Partners Group Private Equity (Master Fund), LLC	(23,411,242)
Net investment income allocated from Partners Group Private Equity (Master Fund), LLC	(508,006)
Net realized gain from investments and forward foreign currency contracts allocated from Partners Group Private Equity (Master Fund), LLC	(216,230)
Net realized gain distributions from primary and secondary investments allocated from Partners Group Private Equity (Master Fund), LLC	(2,855,802)
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation allocated from Partners Group Private Equity (Master Fund), LLC	(3,359,310)
Adviser's Incentive Allocation allocated from Partners Group Private Equity (Master Fund), LLC	700,376
Decrease in receivable for interests repurchased by Partners Group Private Equity (Master Fund), LLC	1,827,026
Decrease in interest receivable	9
Decrease in accounting and administration fees payable	(9,070)
Increase in professional fees payable	3,500
Decrease in custodian fees payable	(200)
Decrease in registration fees payable	(850)
Decrease in other expenses payable	(1,664)
Net Cash Used in Operating Activities	(21,584,216)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' capital contributions	24,588,411
Members' capital tenders	(3,004,198)
Net Cash Provided by Financing Activities	21,584,213

Net change in cash and cash equivalents	(3)

Cash and cash equivalents at beginning of year	3
Cash and cash equivalents at End of Year	$—

The accompanying notes are an integral part of these Financial Statements.

4

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Financial Highlights

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011		Period from Commencement of Operations - July 1, 2009 through March 31, 2010
Per Unit Operating Performances (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$16.07		$14.09	$12.82 (2)	$11.90 (2)	$10.36	(2)	$10.00	(2)(3)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00		0.23	0.15 (2)	0.10 (2)	(0.03	)(2)	(0.15	)(2)
Net realized and unrealized gain on investments	1.01		1.75	1.12 (2)	0.82 (2)	1.57	(2)	0.51	(2)

Net Increase in Members' Equity from Operations	1.01		1.98	1.27 (2)	0.92 (2)	1.54	(2)	0.36	(2)

NET ASSET VALUE, END OF PERIOD	$17.08		$16.07	$14.09	$12.82 (2)	$11.90	(2)	$10.36	(2)

TOTAL RETURN (4)	6.29	%(5)	14.05%	9.91%	7.70%	14.93%		3.57	%(5)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	111,659		82,001	49,279	33,873	28,618		21,621
Net investment income (loss) to average net assets, excluding Incentive Allocation	0.91	%(6)	2.05%	1.25%	0.65%	(0.50)%		(3.36	)%(6)
Ratio of gross expenses to average net assets, excluding Incentive Allocation (7)	1.68	%(6)	1.84%	1.86%	1.83%	2.51%		5.31	%(6)(8)
Ratio of expense recoupment (waiver) to average net assets	0.00	%(6)	0.00%	0.00%	0.23%	(0.21)%		(1.15)%
Ratio of net expenses to average net assets, excluding Incentive Allocation (9)	1.68	%(6)	1.84%	1.86%	2.06%	2.30%		4.16	%(6)(8)
Ratio of Incentive Allocation to average net assets	0.71	%(5)	1.51%	1.07%	0.87%	1.61%		0.83	%(5)
Portfolio Turnover	11.56	%(5)	26.77%	15.47%	8.39%	5.71%		0.00%

(1)	Selected data for a unit of membership interest outstanding throughout the period.

(2)	Adjusted for 100 for 1 change in units, effective October 1, 2012.

(3)	The net asset value for the beginning period July 1, 2009 (Commencement of Operations) through March 31, 2010 represents the initial contribution per unit of $10.

(4)
Total return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(8)	The organizational expenses are not annualized for the ratio calculation.

(9)	Effective February 1, 2010, the Fund’s expense ratio is voluntarily capped at 2.30%. See note 2.e. for a more thorough Expense Limitation Agreement discussion.

The accompanying notes are an integral part of these Financial Statements.

5

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2014 (Unaudited)

1. Organization

Partners Group Private Equity (Institutional), LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The objective of the Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments. To achieve its objective, the Fund invests substantially all of its assets in limited liability company interests (“Interests”) in Partners Group Private Equity (Master Fund), LLC (the “Master Fund”), a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. In addition to the Fund, three other closed-end, non-diversified investment companies also invest substantially all of their respective assets in Interests in the Master Fund (the Fund and each such other investment company, individually a “Feeder Fund” and collectively, the “Feeder Funds”). Collectively, the Feeder Funds own all of Interests in the Master Fund.

The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A board of managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. The Board also acts as the board of managers of the Master Fund (the “Master Fund Board”) and of each of the other Feeder Funds. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. Units of limited liability company interests in the Fund (“Units”) are offered only to investors that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act of 1940, as amended. Holders of Units (“Members”) of the Fund do not own any direct interest in the Master Fund.

The Fund’s financial statements should be read in conjunction with the Master Fund’s consolidated financial statements, which are included as Appendix I.

At September 30, 2014, the Fund owned 10.43% of the Interests in the Master Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

The Fund values its investment in the Master Fund at the net asset value of the Interests in the Master Fund owned by the Fund. The net asset value of the Interests in the Master Fund is determined by the Master Fund. Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”). The Master Fund values interests in Private Equity Investments at fair value in accordance with procedures (the “Valuation Procedures”), which have been approved by the Board and the Master Fund Board. The fair values of Private Equity Investments determined on behalf of the Master Fund by the Adviser in accordance with the Valuation Procedures are estimates. In the case of a Private Equity Fund Investment, the fair value is net of management and performance incentive fees or allocations that may be payable pursuant to the constituent documents of such investment fund.

c. Allocations from the Master Fund

In accordance with U.S. GAAP, the Fund, as the holder of Interests in the Master Fund, records in its financial statements its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation in the Master Fund.

6

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2014 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

d. Fund Level Income and Expenses

Income, including interest income on any cash or cash equivalents held by the Fund, and expenses are recognized and recorded on an accrual basis. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Although the Fund bears its proportionate share of the management fees paid by the Master Fund, the Fund pays no direct management fee to the Adviser.

e. Expense Limitation Agreement

Effective February 1, 2010, the Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, the Incentive Allocation (as defined below) and any acquired fund fees and expenses) do not exceed 2.30% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. As of September 30, 2014, there were no amounts waived or assumed that are subject for recoupment by Adviser.

f. Tax Basis Reporting

Because the Master Fund invests primarily in investments that are treated as partnerships for U.S. federal income tax purposes, the tax character of the Fund’s allocated earnings depends on the tax filings of the Private Equity Investments. Accordingly, the tax bases of these allocated earnings and the related balances are not available as of the reporting date.

g. Income Taxes

For U.S. federal income tax purposes, the Fund is treated as a partnership, and each Member in the Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no U.S. federal, state or local income taxes are paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Adviser determines whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2014, the tax years from the year 2010 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

h. Cash and Cash Equivalents

Pending investment in the Master Fund, the Fund holds cash and cash equivalents including amounts held in interest bearing deposit accounts. At times, those amounts may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires that management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results can differ from those estimates.

7

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2014 (Unaudited) (continued)

3. Fair Value Measurements

The Fund records its investment in the Master Fund at the net asset value of the Interests in the Master Fund owned by the Fund. The Master Fund’s disclosure with respect to investments held by the Master Fund under the three-tier hierarchy is discussed in the Notes to the Master Fund’s consolidated financial statements.

4. Allocation to Members’ Capital Accounts

Net profits or net losses of the Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the Members’ capital accounts in proportion to the number of Units owned by Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year, (3) the day preceding a day on which Units are purchased, (4) a day on which Units are repurchased by the Fund pursuant to tenders of Units by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

The Fund maintains a separate capital account in its records for each Member. As of any date, the capital account balance of a Member is equal to the net asset value per Unit as of such date, multiplied by the number of Units held by such Member. Any amounts charged or debited against a Member’s capital account under the Fund’s ability to allocate special items, and to accrue reserves (other than among all Members in accordance with the number of Units held by each Member) are treated as a partial repurchase of such Member’s Units for no additional consideration as of the date on which the Board determines such charge or debit is required to be made. Additionally, such Member’s Units are reduced thereby as appropriately determined by the Fund. Any amounts credited to a Member’s capital account under the Fund’s ability to allocate special items and to accrue reserves (other than among all Members in accordance with the number of Units held by each such Member) are treated as an issuance of additional Units to such Member for no additional consideration as of the date on which the Board determines such credit is required to be made. Additionally, such Member’s Units are increased thereby as appropriately determined by the Fund. As of September 30, 2014, there have been no special items or accrued receivables allocated to Members’ capital accounts.

5. Subscriptions and Repurchase of Units

Units are generally offered for purchase as of the first day of each calendar month, but may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers whether the Master Fund is making a contemporaneous repurchase offer for Interests in the Master Fund, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Master Fund Board that, under normal circumstances, the Master Fund conduct repurchase offers of no more than 5% of the Master Fund’s net assets quarterly on or about each January 1st, April 1st, July 1st and October 1st. It is anticipated that the Fund will generally conduct repurchase offers contemporaneously with repurchase offers conducted by the Master Fund. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

6. Related Party Transactions and Other

An incentive allocation (“Incentive Allocation”) is calculated at the Master Fund and allocated to the Fund based on the Fund’s ownership of Interests in the Master Fund. The Incentive Allocation is equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each member of the Master Fund, including the Fund, over (ii) the then balance, if any, of that member’s Loss Recovery Account (as defined below). The Incentive Allocation is debited from such member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund (the “Incentive Allocation Account”). The Incentive Allocation Account is maintained solely for the purpose of allocating the Incentive Allocation, and thus, the Incentive Allocation Account does not participate in the net profits and losses of the Master Fund.

8

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2014 (Unaudited) (continued)

6. Related Party Transactions and Other (continued)

The Master Fund maintains a memorandum account for each member of the Master Fund, including the Fund (each, a “Loss Recovery Account”). Each member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period of the Master Fund by the amount of the relevant member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated, charged to each member of the Master Fund and credited to the Incentive Allocation Account as of the end of each Allocation Period. The Allocation Period for a member whose Interest in the Master Fund is repurchased or is transferred in part is treated as ending only for the portion of the Interest so repurchased or transferred. In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending. The member’s Loss Recovery Account is not adjusted for such member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the six month period ended September 30, 2014, an Incentive Allocation of $700,376 was credited to the Incentive Allocation Account from the Fund’s capital account in the Master Fund.

At September 30, 2014, the Adviser owned $12,432,824 of the Fund (11.13% of Members’ Equity). A portion of the Fund’s net profits and losses, including the Incentive Allocation, is credited to or debited from Adviser’s capital account in accordance with Adviser’s respective investment percentage.

UMB Fund Services, Inc. (the “Administrator”) serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. For these services the Administrator receives a fixed monthly fee, based upon average net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses. For the six month period ended September 30, 2014, the Fund paid $36,986 in administration and accounting fees.

7. Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets. As a result, the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the Fund’s investment objective will be met.

A further discussion of the risks associated with the Fund’s investment in the Master Fund is provided in Note 11 of the Notes to the Master Fund’s consolidated financial statements, the Fund’s Confidential Private Placement Memorandum and the Fund’s Statement of Additional Information.

8. Indemnification

In the normal course of business, the Fund enters into contracts that may provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore, cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events that require disclosure in the financial statements.

9

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC

(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2014
(Unaudited)

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2014 (Unaudited)

Consolidated Schedule of Investments	1-5
Consolidated Statement of Assets, Liabilities and Members' Equity	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Members' Equity	8
Consolidated Statement of Cash Flows	9
Consolidated Financial Highlights	10
Notes to Consolidated Financial Statements	11-19
Other Information	20

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments – September 30, 2014 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL MEMBERS’ EQUITY
Percentages as a percentage of total investments are as follows:

Private Equity Investments (86.37%) Direct Investments * (46.50%) Direct Equity (28.61%)	Investment Type	Geographic Region b	Fair Value **
ACP Viking Co-Investment, LLC a, c	Member interest	North America	$2,963,842
Action Holding BV a, c	Common equity	Western Europe	385,826
Apollo Overseas Co-Investors (MHE), L.P. a, c	Limited partnership interest	North America	6,583,702
Astorg Co-Invest Kerneos, FCPI a, c	Common equity	Western Europe	9,933,206
ATX Networks Holdings, LLC a, c	Member interest	North America	95,707
Aurora Products Group, LLC a	Member interest	North America	357,760
CapitalSpring Finance Company a, c	Warrants	North America	590,699
Carlyle Retail Turkey Partners, L.P. a, c	Limited partnership interest	South America	6,883,970
CCM Pharma Debtco Limited a	Common equity	Western Europe	2,019,631
CD&R Univar Co-Investor, L.P. a, c	Limited partnership interest	North America	3,147,318
Centauro Co-Investment Fund, L.P. a, c	Limited partnership interest	South America	7,929,461
CT Holdings (International) Limited a	Common equity	Asia - Pacific	2,276,465
DLJSAP BookCO, LLC a, c	Member interest	South America	717,078
EQT Marvin Co-Investment, L.P. a, c	Limited partnership interest	Western Europe	1,947,642
Eurodrip Co-Investment Fund I, L.P. a, c	Limited partnership interest	Western Europe	11,783,476
Faster S.p.A. a, c	Common equity	Western Europe	17,425,495
Fermo Limited a, c	Common equity	Asia - Pacific	5,940,346
Fermo Limited a, c	Preferred equity	Asia - Pacific	2,821,553
Gemini Global Holdings Investors, LLC a, c	Member interest	North America	5,400,000
Genoa Holding Company, Inc. a, c	Common equity	North America	8,926,098
Globetrotter Investment & Co S.C.A. a, c	Common equity	Western Europe	2,193,779
Globetrotter Investment & Co S.C.A. a	Preferred equity	Western Europe	8,781,296
GTS II Cayman Corporation a, c	Common equity	South America	3,283,669
Hogan S.ar.l a, c	Common equity	Western Europe	1
Hogan S.ar.l a, c	Preferred equity	Western Europe	1,115,457
Kahuna Holdco Pty Limited a	Common equity	Asia - Pacific	967,719
KKBS Group Holdings, LLC a, c	Member interest	North America	205,735
KKBS Holdings, LLC a, c	Member interest	North America	107,489
KKR Matterhorn Co-Invest, L.P. a, c	Limited partnership interest	Western Europe	15,986,973
KLFS Holdings, L.P. a, c	Limited partnership interest	North America	2,822,000
Learning Care Group (US), Inc. a, c	Warrants	North America	8,179
Mauritius (Luxembourg) Investments S.ar.l. a, c	Common equity	Western Europe	2,059,253
MPH Acquisition Holdco, L.P. a, c	Limited partnership interest	North America	29,217,996
MPH Acquisition Holding, LLC a	Member interest	North America	1
NDES Holdings, LLC a, c	Member interest	North America	2,869,639
NTS Holding Corporation, Inc. a, c	Common equity	North America	3,307,011
Peer I S.A. a, c	Common equity	Western Europe	17,308,515
Peer I S.A. a	Preferred equity	Western Europe	2,531,663
QoL meds Holding Company, LLC a, c	Member interest	North America	11,592,335
R&R Co-Invest FCPR a, c	Common equity	Western Europe	16,409,888
Sabre Industries, Inc. a, c	Common equity	North America	939,384
S-Evergreen Holding Corp. a, c	Common equity	North America	428,930
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. a, c	Limited partnership interest	North America	2,702,726
Snack Parent Corporation a, c	Preferred equity	North America	96,099

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments – September 30, 2014 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Geographic Region b	Fair Value **
SPH GRD Acquisition Partners, LLC a, c	Member interest	North America	$12,599,213
Spring Topco, Ltd. a, c	Common equity	North America	467,538
Strategic Partners, Inc. a	Common equity	North America	5,750,813
Surgery Center Holdings, Inc. a	Warrants	North America	95,799
Svensk Utbildning Intressenter Holding AB a, c	Common equity	Western Europe	346,803
Swissport II Co-Invest FCPR a, c	Common equity	Western Europe	6,530,396
THL Equity Fund VI Investors (BKFS), L.P. a, c	Limited partnership interest	North America	13,406,250
Valhalla Co-Invest, L.P. a	Limited partnership interest	Western Europe	2,556,412
Velocity Holdings L.P. a, c	Limited partnership interest	North America	1,592,600
Velocity Technologies Solutions, Inc. a, c	Common equity	North America	9,327,400
Virtuoso Lux I SarL a, c	Common equity	Western Europe	6,342,590
Virtuoso Lux I SarL a, c	Shareholder loan	Western Europe	15,630,655
WP Mustang Co-Invest-C, L.P. a, c	Limited partnership interest	North America	8,654,489
			306,365,970

Direct Debt (17.89%)	Interest	Maturity	Investment Type	Geographic Region b	Fair Value **
Ability Network Inc. a	Libor (1.00% floor) + 8.25%	5/16/2022	Second Lien	North America	$11,500,000
Ability Network Inc. a	Libor (1.00% floor) + 5.00%	5/16/2021	Senior	North America	7,711,299
Attendo Care AB a	Euribor (1.25% floor) + 7.00% + 3.25% PIK	6/30/2019	Mezzanine	Western Europe	8,278,550
Attendo Care AB a	Euribor (1.25% floor) + 10.25% PIK	6/30/2019	Senior	Western Europe	2,989,959
ATX Networks Corp. a	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	1,002,960
Beauty Holding Two AG a	Euribor + 5.50% + 6.00% PIK	12/12/2020	Mezzanine	Western Europe	8,685,511
Biomnis a	7.00% + 7.00% PIK	9/3/2019	Senior	Western Europe	2,829,075
Biomnis a	6.55% PIK	9/3/2019	Senior	Western Europe	2,511,714
CapitalSpring Finance Company a	2.00% + 11.25% PIK	10/2/2019	Mezzanine	North America	7,453,760
CCM Pharma Debtco Limited a	Libor (1.50% floor) + 6.50% + 4.00% PIK	12/31/2020	Mezzanine	Western Europe	10,779,209
CDRH Parent, Inc. a	Libor (1.00% floor) + 8.00%	7/1/2022	Second Lien	North America	9,837,500
Evergreen ACQC01, L.P. a	10.25%	7/11/2022	Mezzanine	North America	6,487,078
Global Tel*Link Corporation a	Libor (1.25% floor) + 7.75%	11/23/2020	Second Lien	North America	10,216,570
Global Tel*Link Corporation a	Libor (1.25% floor) + 3.75%	12/14/2017	Senior	North America	4,035,372
KACC Acquisition, LLC a	12.00% + 1.00% PIK	6/29/2018	Mezzanine	North America	4,349,726
Kahuna Bidco Pty Limited a	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	5,034,879
Learning Care Group (US) No. 2, Inc. a	Libor (1.00% floor) + 4.50%	5/5/2021	Senior	North America	6,216,518
Panda Temple Power Intermediate Holdings I, LLC a	Libor (0.50% floor) + 13.00% PIK	7/27/2020	Mezzanine	North America	7,107,633
Photonis Technologies S.A.S a	Libor (1.00% floor) + 7.50%	9/18/2019	Second Lien	Western Europe	8,986,591
Sabre Industries, Inc. a	10.00%	2/22/2019	Mezzanine	North America	4,027,570
Securitas Direct Holding AB a	Euribor + 3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,229,326
Ship Luxco 3 S.a.r.l. a	Libor (1.25% floor) + 3.50%	11/30/2019	Senior	Western Europe	20,010,000
Springer Science+Business Media Deutschland GmbH a	Libor (1.00% floor) + 3.75%	8/14/2020	Senior	Western Europe	9,862,537
Sun Products Corporation (The) a	Libor (1.25% floor) + 4.25%	3/23/2020	Senior	North America	12,552,172
Surgery Center Holdings, Inc. a	Libor (1.25% floor) + 4.75%	4/11/2019	Senior	North America	4,862,125
TrustHouse Services Group a	Libor (1.25% floor) + 4.50%	4/15/2019	Senior	North America	7,060,446
					191,618,080
Total Direct Investments (46.50%)					$497,984,050

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments – September 30, 2014 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments* (32.94%)	Geographic Region b	Fair Value
3i Europartners Vb, L.P. a	Western Europe	$1,311,209
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. a, c	Western Europe	731,751
Abingworth Bioventures V, L.P. a	Western Europe	688,721
Advent International GPE VI, L.P. a	Western Europe	4,775,408
Apax Europe VI - A, L.P. a	Western Europe	579,023
Apax Europe VII - B, L.P. a, c	Western Europe	689,305
Apollo Investment Fund IV, L.P. a, c	North America	6,612
Apollo Investment Fund VI, L.P. a	North America	1,325,684
Apollo Investment Fund VII, L.P. a	North America	1,041,170
Apollo Overseas Partners (Delaware) VII, L.P. a	North America	431,151
Ares Corporate Opportunities Fund III, L.P. a	North America	314,246
Bain Capital Fund X, L.P. a	North America	32,858,496
Bain Capital X Co-Investment Fund, L.P. a	North America	1,333,471
Baring Asia Private Equity Fund IV, L.P. a	Asia - Pacific	580,003
BC European Capital IX, L.P. a, c	Western Europe	3,229,685
Blackstone Capital Partners V/F, L.P. a	North America	4,025,379
Blackstone Capital Partners V-S, L.P. a	North America	549,098
Candover 2001 Fund UK No. 2, L.P. a	Western Europe	48,005
Candover 2005 Fund, L.P. a, c	Western Europe	1,220,039
Carlyle Europe Partners II, L.P. a	Western Europe	595,955
Carlyle Europe Partners III, L.P. a	Western Europe	16,055,365
Carlyle Japan International Partners II, L.P. a	Asia - Pacific	5,372,024
Carlyle Partners IV, L.P. a	North America	1,666,005
Carlyle Partners V, L.P. a	North America	1,158,242
Carlyle Partners V/B, L.P. a	North America	5,391,641
CCP IX LP No. 2 a, c	Western Europe	4,691,774
Citigroup Venture Capital International Growth Offshore I, L.P. a	Asia - Pacific	54,326
Citigroup Venture Capital International Growth Offshore II, L.P. a	Asia - Pacific	552,321
Citigroup Venture International Growth Partnership II, L.P. a	Asia - Pacific	1,662,155
Clayton, Dubilier & Rice Fund VII, L.P. a	North America	7,381,650
Clayton, Dubilier & Rice Fund VIII, L.P. a	North America	19,034,749
CVC Capital Partners Asia Pacific III, L.P. a	Asia - Pacific	3,970,318
CVC European Equity Partners Tandem Fund (A), L.P. a	Western Europe	440,905
CVC European Equity Partners V, L.P. a	Western Europe	4,593,735
daVinci Japan Real Estate Partners IV, L.P. a, c	Asia - Pacific	33,736
Duke Street VI US No. 1 Limited Partnership a	Western Europe	259,887
Fourth Cinven Fund, L.P. a	Western Europe	573,663
Frazier Healthcare VI, L.P. a	North America	1,130,487
FS Equity Partners V, L.P. a, c	North America	6,152,160
Green Equity Investors Side V, L.P. a	North America	2,087,941
Gryphon Partners 3.5, L.P. a	North America	1,331,944
Harvest Partners V, L.P. a	North America	438,785
Hellman & Friedman Capital Partners VI, L.P. a	North America	2,764,467
Hellman & Friedman Capital Partners VII, L.P. a	North America	1,847,568
H.I.G. Bayside Debt & LBO Fund II, L.P. a	North America	935,975
Highstar Capital III Prism Fund, L.P. a	North America	1,814,143
Investcorp Private Equity 2007 Fund, L.P. a	North America	5,649,012
Investcorp Technology Partners III (Cayman), L.P. a, c	North America	2,636,502
Irving Place Capital Investors II, L.P. a	North America	27,174
Irving Place Capital Partners III, L.P. a	North America	1,013,218
KKR European Fund III, L.P. a	Western Europe	6,225,344
Lightyear Fund II, L.P. a, c	North America	5,751,140
Madison Dearborn Capital Partners V-A and V-B, L.P. a	North America	8,002,718
Madison Dearborn Capital Partners VI-C, L.P. a	North America	1,168,265
MidOcean Partners III, L.P. a	North America	2,825,606
Montagu III, L.P. a	Western Europe	10,586

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments – September 30, 2014 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments* (continued)	Geographic Region b	Fair Value
Oak Investment Partners XII, L.P. a	North America	$1,870,319
PAI Europe V a, c	Western Europe	2,722,892
Palladium Equity Partners III, L.P. a	North America	617,702
Pamlico Capital GP I, LLC a, c	North America	1
Pamlico Capital GP II, LLC a, c	North America	110,798
Pamlico Capital II, L.P. a, c	North America	4,418,291
Pamlico Capital Secondary Fund, L.P. a, c	North America	1
Permira Europe I, L.P. 1B a, c	North America	50,428
Permira Europe II, L.P. a, c	Western Europe	178,888
Permira Europe III, L.P. a	Western Europe	1,712,805
Permira IV Continuing, L.P. 1 a	Western Europe	18,235,197
Providence Equity Partners IV, L.P. a	North America	103,246
Providence Equity Partners V, L.P. a	North America	533,687
Providence Equity Partners VI, L.P. a	North America	15,548,413
Providence Equity Partners VII-A, L.P. a	North America	460,522
Riverside Europe Fund IV, L.P. a, c	Western Europe	2,796,302
Silver Lake Partners II, L.P. a	North America	713,115
Silver Lake Partners III, L.P. a	North America	13,853,505
Silver Lake Sumeru Fund, L.P. a	North America	313,540
Sun Capital Partners V, L.P. a	North America	24,725,828
TCV VI, L.P. a, c	North America	972,172
TCV VII (A), L.P. a, c	North America	11,518,401
Terra Firma Capital Partners III, L.P. a, c	Western Europe	13,134,493
Thomas H. Lee Parallel (DT) Fund VI, L.P. a	North America	2,517,167
Thomas H. Lee Parallel Fund VI, L.P. a	North America	2,251,381
TPG Partners V, L.P. a	North America	8,432,694
TPG Partners VI, L.P. a	North America	21,988,137
Tudor Ventures III, L.P. a, c	North America	4,658,913
Warburg Pincus Private Equity IX, L.P. a	North America	461,361
Warburg Pincus Private Equity X, L.P. a	North America	16,786,211
Total Secondary Investments (32.94%)		$352,726,352

Primary Investments* (6.93%)	Geographic Region b	Fair Value
Advent International GPE VII-B, L.P. a, c	North America	$8,557,839
Altra Private Equity Fund II, L.P. a, c	South America	1,158,655
Apollo Investment Fund VIII, L.P. a, c	North America	817,253
Ares Corporate Opportunities Fund IV, L.P. a, c	North America	4,109,534
Avista Capital Partners II, L.P. a	North America	1,323,382
Avista Capital Partners III, L.P. a	North America	6,665,183
Baring Asia Private Equity Fund V, L.P. a	Asia - Pacific	2,989,843
CapVest Equity Partners III B, L.P. a, c	Western Europe	708,659
Carlyle Europe Partners, IV. a, c	Western Europe	362,742
Clayton, Dubilier & Rice Fund IX, L.P. a	North America	3,167,630
Crescent Mezzanine Partners VIB, L.P. a	North America	2,245,976
CVC Capital Partners VI (A) L.P. a, c	Western Europe	589,713
EQT VI (No.1) Limited Partnership a, c	Western Europe	3,463,727
Genstar Capital Partners VI, L.P. a	North America	2,959,837
Hony Capital Partners V, L.P. a	Asia - Pacific	5,191,672
KKR North America Fund XI, L.P. a, c	North America	5,692,264
Kohlberg TE Investors VII, L.P. a	North America	2,345,488
New Enterprise Associates 14, L.P. a, c	North America	3,162,825
Pátria - Brazilian Private Equity Fund IV, L.P. a, c	South America	1,970,705
PennantPark Credit Opportunities Fund, L.P. a	North America	11,732,681

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments – September 30, 2014 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments* (continued)	Geographic Region b	Fair Value
Silver Lake Partners IV, L.P. a, c	North America	$2,007,079
Windjammer Senior Equity Fund IV, L.P. a	North America	2,980,379
Total Primary Investments (6.93%)		$74,203,066

Total Private Equity Investments (Cost $778,399,675) (86.37%)		$924,913,468

Short-Term Investments (9.34%) U.S. Government Treasury Obligations (9.34%)	Principal	Fair Value
U.S. Treasury Bill, 0.008%, 10/02/2014 d	30,000,000	$29,999,993
U.S. Treasury Bill, 0.010%, 11/06/2014 d	30,000,000	29,999,700
U.S. Treasury Bill, 0.023%, 12/04/2014 d	20,000,000	19,999,380
U.S. Treasury Bill, 0.025%, 12/26/2014 d	20,000,000	19,999,280
Total U.S. Government Treasury Obligations (9.34%)		$99,998,353

Total Short-Term Investments (Cost $99,997,699) (9.34%)		$99,998,353

Total Investments (Cost $878,397,374) (95.71%)		1,024,911,821

Other Assets in Excess of Liabilities (4.29%)		45,978,653

Members' Equity (100.00%)		$1,070,890,474

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**
The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

a
Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of September 30, 2014 was $778,399,675 and $924,913,468, respectively.

b
Geographic region is based on where a Direct Investment is headquartered and may be different from where such Investment invests or operates. In the case of Primary and Secondary Investments, geographic region generally refers to where the majority of the underlying assets are invested.

c	Non-income producing.

d	Each issue shows the rate of the discount at the time of purchase.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Statement of Assets, Liabilities and Members’ Equity – September 30, 2014 (Unaudited)

Assets
Private Equity Investments, at fair value (cost $778,399,675)	$924,913,468
Short-term investments, at fair value (cost $99,997,699)	99,998,353
Cash and cash equivalents	93,255,265
Cash denominated in foreign currencies (cost $3,225,945)	2,551,944
Forward foreign currency contracts receivable	4,175,945
Investments in Private Equity Investments paid in advance	7,629,859
Interest receivable	1,613,656
Investment sales receivable	2,499,440
Prepaid assets	30,377

Total Assets	$1,136,668,307

Liabilities
Investment purchases payable	$44,153,453
Repurchase amounts payable for tender offers	19,461,675
Management fee payable	1,137,562
Professional fees payable	410,733
Interest expense payable	482,210
Accounting and administration fees payable	89,485
Board of Managers' fees payable	22,500
Custodian fees payable	16,161
Other payable	4,054

Total Liabilities	$65,777,833

Members' Equity	$1,070,890,474

Members' Equity consists of:
Members' Equity Paid-in	$778,175,278
Accumulated net investment income	33,878,871
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency translation	108,819,934
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	150,016,391

Total Members' Equity	$1,070,890,474

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Statement of Operations – For the Six Months Ended September 30, 2014 (Unaudited)

Investment Income
Dividends (net of $73,314 withholding tax)	$3,304,163
Interest	9,335,754
Transaction fee income	52,184
Other income	287,541

Total Investment Income	12,979,642

Operating Expenses
Management fee	6,477,581
Professional fees	477,123
Accounting and administration fees	266,188
Interest expense	189,684
Insurance expense	81,339
Custodian fees	55,644
Board of Managers' fees	45,000
Other expenses	265,810

Net Expenses	7,858,369

Net Investment Income	5,121,273

Net Realized Gain and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from investments	3,114,516
Net realized gain on forward foreign currency contracts	227,152
Net realized gain distributions from primary and secondary investments	30,288,871
Net change in accumulated unrealized appreciation (depreciation) on:
Investments	26,748,863
Foreign currency translation	(381,816)
Forward foreign currency contracts	5,314,416

Net Realized Gain and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	65,312,002

Net Increase in Members’ Equity From Operations	$70,433,275

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Members’ Equity –  For the Periods Ended March 31, 2013 and September 30, 2014 (Unaudited)

	Adviser’s Equity	Members’ Equity	Total Members’ Equity
Members' Equity at March 31, 2013	$1,269,039	$656,244,563	$657,513,602
Capital contributions	—	245,760,013	245,760,013
Capital tenders	(10,976,482)	(64,098,298)	(75,074,780)
Net investment income	—	18,206,982	18,206,982
Net realized gain from investments	—	15,081,912	15,081,912
Net realized loss on forward foreign currency contracts	—	(401,175)	(401,175)
Net realized gain on foreign currency translation	—	4,075	4,075
Net realized gain distributions from primary and secondary investments	—	38,410,123	38,410,123
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	—	52,949,438	52,949,438

Adviser's Incentive Allocation from April 1, 2013 to March 31, 2014	12,420,143	(12,420,143)	—

Members' Equity at March 31, 2014	$2,712,700	$949,737,490	$952,450,190

Capital contributions	—	119,984,792	119,984,792
Capital tenders	(5,948,010)	(66,029,773)	(71,977,783)
Net investment income	—	5,121,273	5,121,273
Net realized gain from investments	—	3,114,516	3,114,516
Net realized gain on forward foreign currency contracts	—	227,152	227,152
Net realized gain distributions from primary and secondary investments	—	30,288,871	30,288,871
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	—	31,681,463	31,681,463

Adviser's Incentive Allocation from April 1, 2014 to September 30, 2014	7,042,124	(7,042,124)	—

Members' Equity at September 30, 2014	$3,806,814	$1,067,083,660	$1,070,890,474

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows – For the Six Months Ended September 30, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$70,433,275
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	(31,681,463)
Net realized gain from investments, forward foreign currency contracts and foreign currency translation	(33,630,539)
Purchases of Private Equity Investments	(130,649,542)
Distributions received from Private Equity Investments	100,890,102
Net (purchases) sales of common stocks	213,166
Net (purchases) sales of short-term investments	19,997,150
Net realized gain on forward foreign currency contracts	227,152
Net realized gain distributions from primary and secondary investments	30,288,871
Increase in investments in Private Equity Investments paid in advance	(7,629,859)
Decrease in interest receivable	412,457
Increase in investment sales receivable	(2,476,690)
Decrease in prepaid assets	14,209
Decrease in other receivable	114,000
Decrease in investment purchases payable	(3,993,501)
Decrease in management fee payable	(890,017)
Decrease in professional fees payable	(47,213)
Increase in interest expense payable	189,684
Decrease in accounting and administration fees payable	(78,724)
Decrease in Board of Managers' fees payable	(22,500)
Decrease in custodian fees payable	(7,602)
Decrease in other payable	(325,748)
Net Cash Provided by Operating Activities	11,346,668

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' capital contributions	119,984,792
Distributions for Members' capital tenders	(73,456,987)
Net Cash Provided by Financing Activities	46,527,805

Net change in cash and cash equivalents	57,874,473

Effect of exchange rate changes on cash	(381,816)

Cash and cash equivalents at beginning of year	38,314,552
Cash and cash equivalents at End of Year	$95,807,209

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Financial Highlights

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Period from Commencement of Operations - July 1, 2009 through March 31, 2010
Total Return Before Incentive Allocation(1)	7.02	%(3)	15.94%	11.20%	9.11%	11.08%	4.30	%(3)

Total Return After Incentive Allocation(1)	6.46	%(3)	14.55%	10.21%	8.33%	9.95%	3.80	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	$1,070,890		$952,450	$657,514	$384,488	$166,326	$28,214

Net investment income (loss) to average net assets before Incentive Allocation	1.00	%(4)	2.20%	1.48%	1.17%	(0.06)%	(3.02	)%(4)
Ratio of gross expenses to average net assets, excluding Incentive Allocation (2)	1.54	%(4)	1.68%	1.65%	1.63%	2.20%	4.96	%(5)
Incentive Allocation to average net assets	0.69	%(3)	1.50%	1.07%	0.86%	1.86%	0.99	%(3)
Ratio of gross expenses and Incentive Allocation to average net assets (2)	2.23	%(4)(5)	3.18%	2.72%	2.49%	4.06%	5.95	%(4)(5)
Expense waivers to average net assets	0.00	%(4)	0.00%	0.00%	0.00%	(0.02)%	(1.16	)%(4)
Ratio of net expenses and Incentive Allocation to average net assets	2.23	%(4)(5)	3.18%	2.72%	2.49%	4.04%	4.79	%(4)
Ratio of net expenses to average net assets, excluding Incentive Allocation	1.54	%(4)(5)	1.68%	1.65%	1.63%	2.18%	3.79	%(4)(5)

Portfolio Turnover	11.56	%(3)	26.77%	15.47%	8.39%	5.71%	13.05	%(3)(5)

(1)
Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(3)	Not annualized.

(4)	Annualized.

(5)	The Incentive Allocation and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2014 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A board of managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Master Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, any committee of the Board, or the Adviser. The objective of the Master Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments. The Master Fund may make investments through its wholly-owned subsidiary, Partners Group Private Equity (Subholding), LLC (the “Subsidiary”). The Board has oversight responsibility for the Master Fund’s investment in the Subsidiary and the Master Fund’s role as sole member of the Subsidiary.

The Master Fund is a master investment portfolio in a master-feeder structure. Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC, and Partners Group Private Equity (Institutional TEI), LLC, (collectively “the Feeder Funds”) invest substantially all of their assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and become members, directly or indirectly, of the Master Fund (“Members”).

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Master Fund estimates the fair value of its Private Equity Investments in conformity with U.S. GAAP. The Master Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board, require evaluation of all relevant factors available at the time the Master Fund values its investments. The inputs or methodologies used for valuing the Master Fund’s Private Equity Investments are not necessarily an indication of the risk associated with investing in those investments.

Direct Investments

In assessing the fair value of non-traded Direct Investments, the Master Fund uses a variety of methods such as the time of last financing, earnings and multiple analysis, discounted cash flow and third party valuation, and makes assumptions that are based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for long-term debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Master Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2014 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Daily Traded Investments

The Master Fund values investments traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board, at their last sales price, or (2) on NASDAQ at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Securities traded on a foreign securities exchange generally are valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate provided by a recognized pricing service.

Investments for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Master Fund holds cash, including amounts held in foreign currency and short-term interest bearing deposit accounts. At times, those amounts may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Master Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in non-U.S. currencies are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. As of September 30, 2014 the Master Fund has 45 investments denominated in Euros, five investments denominated in British Pounds, two investments denominated in Australian Dollars, two investments denominated in Norwegian Kronor, two investments denominated in Swiss Francs, one investment denominated in Brazilian Real, one investment denominated in Hong Kong Dollars, one investment denominated in Japanese Yen and one investment denominated in Swedish Kronor. The Master Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Master Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2014 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Forward Foreign Currency Exchange Contracts (continued)

During the six month period ended September 30, 2014, the Master Fund entered into three short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Master Fund had $227,152 in net realized gains, and a $5,314,416 change in net unrealized appreciation on forward foreign currency exchange contracts.

At September 30, 2014, the Master Fund had two outstanding short forward foreign currency exchange contracts:

		Contract Amount			Unrealized
Settlement Date	Currency	Buy	Sell	Value	Appreciation (Depreciation)	Counterparty
October 23, 2014	Euro (€)	$60,707,025	€45,000,000	$56,854,806	$3,852,219	Barclays Capital
December 18, 2014	Euro (€)	$38,237,409	€30,000,000	$37,913,683	$323,726	Barclays Capital

f. Investment Income

The Master Fund records distributions of cash or in-kind securities from Private Equity Investments at fair value based on the information from distribution notices when distributions are received. Thus, the Master Fund would recognize within the Consolidated Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from Private Equity Investments. Unrealized appreciation/depreciation on investments within the Consolidated Statement of Operations includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Master Fund’s share of undistributed net investment income or (loss) from Private Equity Investments for the relevant period.

g. Master Fund Expenses

The Master Fund bears all expenses incurred in the business of the Master Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; board fees; and expenses of meetings of the Board.

h. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of secondary investments consist of imputed expenses relating to the amortization of deferred payments on investments purchased in secondary transactions. Such expenses are recognized on a monthly basis until the due date of a deferred payment. At due date the net present value of such payment equals the notional amount due to the respective counterparty.

i. Income Taxes

For U.S. federal income tax purposes, the Master Fund is treated as a partnership, and each Member of the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Master Fund. Accordingly, no U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

The Adviser determines whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2014 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

i. Income Taxes (continued)

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2014, the tax years from the year 2010 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

k. Consolidated Financial Statements

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Members’ Equity, Statement of Cash Flows and Financial Highlights of the Master Fund include the accounts of the Subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

l. Disclosures about Offsetting Assets and Liabilities

The Master Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Master Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The Master Fund has adopted the new disclosure requirements on offsetting in the following table:

The following table presents the Master Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Master Fund as of September 30, 2014:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Collateral Pledged	Net Amount 1
Barclays Capital	$4,175,945	$—	$—	$—	$4,175,945

1	Net amount represents the net amount receivable from the counterparty in the event of default.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2014 (Unaudited) (continued)

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•
Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•
Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•
Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at September 30, 2014 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$—	$—	$306,365,970	$306,365,970
Direct Debt Investments	—	—	191,618,080	191,618,080
Total Direct Investments*	$—	$—	$497,984,050	$497,984,050
Secondary Investments*	—	—	352,726,352	352,726,352
Primary Investments*	—	—	74,203,066	74,203,066
Short-Term Investments	99,998,353	—	—	99,998,353
Total	$99,998,353	$—	$924,913,468	$1,024,911,821

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2014 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2014	Realized gain	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net transfers in or out of Level 3	Balance as of September 30, 2014
Direct Investments:
Direct Equity Investments	$242,078,103	$1,748,291	$40,404,018	$36,109,825	$(13,974,267)	$—	$306,365,970
Direct Debt Investments	210,660,647	1,209,468	(5,234,927)	41,979,129	(56,996,237)	—	191,618,080
Total Direct Investments*	$452,738,750	$2,957,759	$35,169,091	$78,088,954	$(70,970,504)	$—	$497,984,050
Secondary Investments*	360,274,889	205,628	(11,492,913)	31,389,421	(27,650,673)	—	352,726,352
Primary Investments*	52,073,161	—	3,227,663	21,171,167	(2,268,925)	—	74,203,066
Total	$865,086,800	$3,163,387	$26,903,841	$130,649,542	$(100,890,102)	$—	$924,913,468

The amount of the net change in unrealized appreciation for the six month period ended September 30, 2014 relating to investments in Level 3 assets still held at September 30, 2014 is $28,398,295, which is included as a component of net change in accumulated unrealized appreciation on investments on the Consolidated Statement of Operations.

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

The Master Fund’s Valuation Procedures have been approved by the Board. The Valuation Procedures are implemented by the Adviser and the Master Fund’s third party administrator, both of which report to the Board. For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Master Fund that hold Private Equity Investments held by the Master Fund. In such cases, the Valuation Committee may value such Private Equity Investments in consultation with its affiliates. Valuation determinations by the Adviser and its affiliates for a Private Equity Investment held by other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund. This situation can arise in particular when reconciling fair valuation differences between U.S. GAAP and accounting standards applicable to such other clients.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2014 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser’s Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2014:

Type of Security	Fair Value at 9/30/2014	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$296,391,084	Market comparable companies	Enterprise Value to EBITDA multiple	4.20 x - 15.10 x(10.04 x)
	3,289,539	Discounted cash flow	Discount factor	14.40% - 20.00%(15.20%)
	1,115,457	Market comparable companies	Price to Book ratio	1.00 x - 1.00 x(1.00 x)
	2,702,726	Market comparable companies	Enterprise Value to Sales multiple	2.56 x - 2.56 x(2.56 x)
	2,276,465	Price to Earnings multiple	Price to Earnings multiple	1.42 x - 1.42 x(1.42 x)
	590,699	Exit price	Recent transaction price	n/a - n/a (n/a)
Direct Debt Investments	$4,862,125	Market comparable companies	Enterprise Value to EBITDA multiple	8.50 x - 8.50 x(8.50 x)
	71,313,190	Discounted cash flow	Discount factor	7.09% - 14.98%(11.89%)
	107,989,005	Quoted Debt	Quoted Debt	n/a - n/a (n/a)
	7,453,760	Exit price	Recent transaction price	n/a - n/a (n/a)

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

4. Allocation of Members’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. “Allocation Period” means a period that begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which newly issued Interests are purchased by Members, (4) a day on which Interests are repurchased by the Master Fund pursuant to tenders of Interests by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

5. Subscription and Repurchase of Members’ Interests

Interests are generally offered for purchase by Members as of the first day of each calendar month, except that Interests may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase Interests from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Interests, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Master Fund conduct repurchase offers of no more than 5% of the Master Fund’s net assets quarterly on or about each January 1st, April 1st, July 1st and October 1st. At the present time, the Master Fund does not intend to distribute to the Members any of the Master Fund’s income, but instead expects to reinvest substantially all income and gains allocable to the Members.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2014 (Unaudited) (continued)

6. Management Fees, Incentive Allocation, and Fees and Expenses of Managers

The Adviser is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for such services, the Master Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment. In no event will the Investment Management Fee exceed 1.50% as a percentage of the Master Fund’s net asset value.

In addition, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) is debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund (the “Incentive Allocation Account”). The Incentive Allocation Account is maintained solely for the purpose of being allocated the Incentive Allocation and thus, the Incentive Allocation Account does not participate in the net profits or losses of the Master Fund.

The Master Fund maintains a memorandum account for each Member (each, a “Loss Recovery Account”). Each Member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period by the amount of the relevant Member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such Member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated, charged to each Member and credited to the Incentive Allocation Account as of the end of each Allocation Period. The Allocation Period for a Member whose Interest is repurchased or is transferred in part is treated as ending only for the portion of Interests so repurchased or transferred. In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the Member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending. The Member’s Loss Recovery Account is not adjusted for such Member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the six month period ended September 30, 2014 an aggregate Incentive Allocation of $7,042,124 was credited to the Incentive Allocation Account.

Each member of the Board who is not an “interested person” of the Master Fund, as defined by the 1940 Act (the “Independent Managers”), receives a fee of $35,000 per year. In addition, the Master Fund pays an additional fee of $10,000 per year to the Chairman of the Board and to the Chairman of the audit committee. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

7. Accounting and Administration Agreement

UMB Fund Services, Inc. (the “Administrator”) serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. For these services the Administrator receives a fixed monthly fee, based upon average net assets, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six month period ended September 30, 2014, the Master Fund paid $266,188 in administration and accounting fees.

8. Investment Transactions

Total purchases of Private Equity Investments for the six month period ended September 30, 2014 amounted to $130,649,542. Total distribution proceeds from sale, redemption, or other disposition of Private Equity Investments for the six month period ended September 30, 2014 amounted to $100,890,102. The cost of investments in Private Equity Investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Private Equity Investments. The Master Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Investments as to the amounts of taxable income allocated to the Master Fund as of September 30, 2014.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2014 (Unaudited) (continued)

9. Indemnification

In the normal course of business, the Master Fund may enter into contracts that provide general indemnification. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

10. Commitments

As of September 30, 2014, the Master Fund had contributed 79% or $1,097,842,372 of the total of $1,384,956,231 of its capital commitments to its Private Equity Investments. With respect to its (i) Direct Investments it had contributed $661,345,347 of $661,498,209 in total commitments, (ii) secondary Private Equity Investments it had contributed $365,262,809 of $546,149,274 in total commitments, and (iii) primary Private Equity Investments it had contributed $71,234,216 of $177,308,748 in total commitments, in each case, as of September 30, 2014.

11. Risk Factors

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Master Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments.

Interests in the Master Fund provide limited liquidity because Members will not be able to redeem Interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund and has determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable to semi-annual reports.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)       Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Institutional), LLC

By (Signature and Title)*	/s/ Robert Collins
Robert Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date	December 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Collins
Robert Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date	December 4, 2014

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	December 4, 2014

* Print the name and title of each signing officer under his or her signature.